Risk management and financial instruments (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk management and financial instruments
Loans and borrowings	R$ 87,796	R$ 166,834	R$ 208,138
Cash and cash equivalents	(63,742)	(100,243)	R$ (582,231)	R$ (59,979)
Net debt	24,054	66,591
Total equity attributable to owners of the Company	R$ 888,810	R$ 953,336
Net debt/equity attributable to owners of the Company (%)	0.03%	0.07%